JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 99.9%
Aerospace & Defense — 0.2%
L3Harris Technologies, Inc.	229	47,927

Automobiles & Parts — 2.4%
Aptiv plc*	304	41,520
BorgWarner, Inc.	131	5,744
Ford Motor Co.	4,410	89,523
General Motors Co.*	1,229	64,805
Tesla, Inc.*	416	389,676

		591,268

Banks — 2.9%
Bank of America Corp.	5,914	272,872
Citigroup, Inc.	2,361	153,748
Fifth Third Bancorp	778	34,722
KeyCorp	1,063	26,639
PNC Financial Services Group, Inc. (The)	490	100,935
Regions Financial Corp.	1,092	25,051
SVB Financial Group*	58	33,866
Wells Fargo & Co.	1,249	67,196

		715,029

Beverages — 1.2%
Brown-Forman Corp., Class B	264	17,801
Coca-Cola Co. (The)	1,473	89,868
Keurig Dr Pepper, Inc.	787	29,867
PepsiCo, Inc.	939	162,935

		300,471

Chemicals — 1.2%
Air Products and Chemicals, Inc.	256	72,223
Albemarle Corp.	134	29,579
Ashland Global Holdings, Inc.	63	6,050
Celanese Corp.	124	19,308
Eastman Chemical Co.	151	17,958
Ecolab, Inc.	284	53,804
FMC Corp.	145	16,004
International Flavors & Fragrances, Inc.	293	38,653
LyondellBasell Industries NV, Class A	256	24,763
Scotts Miracle-Gro Co. (The)	44	6,653
Univar Solutions, Inc.*	185	4,902
Valvoline, Inc.	205	6,753

		296,650

Construction & Materials — 0.6%
AECOM	135	9,333
Carrier Global Corp.	894	42,626
Lennox International, Inc.	39	11,061
Masco Corp.	253	16,022
Owens Corning	114	10,112
Trane Technologies plc	275	47,602

		136,756

Consumer Services — 0.5%
eBay, Inc.	735	44,151
Uber Technologies, Inc.*	1,804	67,470

		111,621

Electricity — 1.6%
Alliant Energy Corp.	227	13,588
Avangrid, Inc.	72	3,364
CMS Energy Corp.	336	21,632
Consolidated Edison, Inc.	415	35,877
Edison International	438	27,502
Eversource Energy	398	35,617
FirstEnergy Corp.	635	26,644
PG&E Corp.*	1,701	21,756
PPL Corp.	886	26,296
Public Service Enterprise Group, Inc.	588	39,120
Southern Co. (The)	1,224	85,056
Xcel Energy, Inc.	630	43,886

		380,338

Electronic & Electrical Equipment — 1.3%
Emerson Electric Co.	695	63,905
Flowserve Corp.	163	5,317
Johnson Controls International plc	837	60,825
Keysight Technologies, Inc.*	216	36,465
Mettler-Toledo International, Inc.*	26	38,290
MSA Safety, Inc.	41	5,633
Rockwell Automation, Inc.	136	39,334
Trimble, Inc.*	282	20,349
Waters Corp.*	70	22,409
Xylem, Inc.	203	21,319

		313,846

Finance & Credit Services — 1.0%
FactSet Research Systems, Inc.	45	18,985
Moody’s Corp.	186	63,798
Morningstar, Inc.	27	7,760
MSCI, Inc.	90	48,251
S&P Global, Inc.	277	115,016

		253,810

Food Producers — 1.1%
Archer-Daniels-Midland Co.	644	48,300
General Mills, Inc.	688	47,252
Herbalife Nutrition Ltd.*	128	5,441
Hershey Co. (The)	136	26,802
McCormick & Co., Inc. (Non-Voting)	298	29,892
Mondelez International, Inc., Class A	1,624	108,857

		266,544

Gas, Water & Multi-utilities — 0.7%
American Water Works Co., Inc.	209	33,607
Atmos Energy Corp.	150	16,083
CenterPoint Energy, Inc.	563	15,967
Essential Utilities, Inc.	264	12,867
National Fuel Gas Co.	101	6,134
NiSource, Inc.	464	13,539
Sempra Energy	370	51,119
UGI Corp.	239	10,839
WEC Energy Group, Inc.	200	19,408

		179,563

General Industrials — 2.6%
3M Co.	592	98,284
AptarGroup, Inc.	74	8,680
Ball Corp.	362	35,150
Berry Global Group, Inc.*	163	10,990
Dover Corp.	162	27,525
DuPont de Nemours, Inc.	231	17,695
Eaton Corp. plc	449	71,135
Fortive Corp.	385	27,158
General Electric Co.	1,231	116,305
Illinois Tool Works, Inc.	355	83,042
ITT, Inc.	97	8,916
PPG Industries, Inc.	267	41,705

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Sealed Air Corp.	148	10,052
Sherwin-Williams Co. (The)	286	81,942

		638,579

Health Care Providers — 2.6%
Anthem, Inc.	269	118,626
Cigna Corp.	371	85,501
Humana, Inc.	140	54,950
IQVIA Holdings, Inc.*	215	52,654
UnitedHealth Group, Inc.	706	333,634

		645,365

Household Goods & Home Construction — 0.2%
DR Horton, Inc.	302	26,945
Newell Brands, Inc.	428	9,934
Toll Brothers, Inc.	126	7,430
Whirlpool Corp.	69	14,503

		58,812

Industrial Engineering — 1.2%
Brunswick Corp.	88	7,990
Caterpillar, Inc.	618	124,564
Cummins, Inc.	162	35,783
Deere & Co.	318	119,695
Middleby Corp. (The)*	62	11,482

		299,514

Industrial Materials — 0.2%
Avery Dennison Corp.	94	19,309
Hexcel Corp.*	93	4,852
International Paper Co.	457	22,050
Sylvamo Corp.*	39	1,162

		47,373

Industrial Metals & Mining — 0.0%(a)
Fastenal Co.	26	1,473
Timken Co. (The)	71	4,743

		6,216

Industrial Support Services — 5.9%
Accenture plc, Class A	535	189,165
Alliance Data Systems Corp.	61	4,211
American Express Co.	697	125,335
Automatic Data Processing, Inc.	31	6,391
Block, Inc., Class A*	41	5,014
Booz Allen Hamilton Holding Corp.	150	11,510
Capital One Financial Corp.	479	70,284
Cintas Corp.	16	6,264
Equifax, Inc.	122	29,251
Fidelity National Information Services, Inc.	698	83,704
FTI Consulting, Inc.*	37	5,395
Genpact Ltd.	206	10,248
IHS Markit Ltd.	420	49,052
ManpowerGroup, Inc.	60	6,292
Mastercard, Inc., Class A	717	277,034
PayPal Holdings, Inc.*	1,070	183,976
Synchrony Financial	615	26,193
Verisk Analytics, Inc.	179	35,107
Visa, Inc., Class A	1,322	298,997
WW Grainger, Inc.	53	26,241

		1,449,664

Industrial Transportation — 1.2%
CH Robinson Worldwide, Inc.	149	15,593
Expeditors International of Washington, Inc.	189	21,637
FedEx Corp.	248	60,973
Oshkosh Corp.	79	8,991
Union Pacific Corp.	597	145,996
United Parcel Service, Inc., Class B	182	36,802

		289,992

Investment Banking & Brokerage Services — 4.3%
Apollo Global Management, Inc.	277	19,390
Ares Management Corp.	88	7,015
Bank of New York Mellon Corp. (The)	878	52,030
Berkshire Hathaway, Inc., Class B*	595	186,247
BlackRock, Inc.	139	114,389
Blackstone, Inc.	29	3,827
Carlyle Group, Inc. (The)	187	9,546
Charles Schwab Corp. (The)	1,340	117,518
CME Group, Inc.	334	76,653
Goldman Sachs Group, Inc. (The)	369	130,877
Intercontinental Exchange, Inc.	315	39,898
Invesco Ltd.	387	8,769
Lazard Ltd., Class A	55	2,400
LPL Financial Holdings, Inc.	91	15,681
Morgan Stanley	1,246	127,765
Nasdaq, Inc.	129	23,118
Northern Trust Corp.	218	25,428
State Street Corp.	411	38,840
T. Rowe Price Group, Inc.	256	39,534
Voya Financial, Inc.	128	8,699

		1,047,624

Leisure Goods — 0.1%
Garmin Ltd.	170	21,152
Hasbro, Inc.	144	13,317

		34,469

Life Insurance — 0.8%
Aflac, Inc.	742	46,612
Lincoln National Corp.	207	14,486
MetLife, Inc.	820	54,989
Principal Financial Group, Inc.	302	22,064
Prudential Financial, Inc.	436	48,645
Unum Group	249	6,320

		193,116

Media — 1.3%
Interpublic Group of Cos., Inc. (The)	441	15,673
Netflix, Inc.*	166	70,905
Nielsen Holdings plc	402	7,582
Omnicom Group, Inc.	241	18,162
Walt Disney Co. (The)*	1,419	202,874

		315,196

Medical Equipment & Services — 3.6%
Abbott Laboratories	1,376	175,385
Agilent Technologies, Inc.	343	47,787
Becton Dickinson and Co.	274	69,634
Boston Scientific Corp.*	1,598	68,554
Danaher Corp.	426	121,746
Edwards Lifesciences Corp.*	689	75,239
Insulet Corp.*	74	18,352
Intuitive Surgical, Inc.*	65	18,472
Medtronic plc	398	41,189
PerkinElmer, Inc.	125	21,521
Quest Diagnostics, Inc.	121	16,337
ResMed, Inc.	31	7,087
Stryker Corp.	22	5,457

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Thermo Fisher Scientific, Inc.	352	204,618

		891,378

Non-life Insurance — 1.8%
Allstate Corp. (The)	333	40,183
American International Group, Inc.	952	54,978
Aon plc, Class A	253	69,939
Arthur J Gallagher & Co.	216	34,115
Assurant, Inc.	67	10,218
Assured Guaranty Ltd.	77	4,103
Chubb Ltd.	491	96,865
Cincinnati Financial Corp.	175	20,620
First American Financial Corp.	120	8,941
Hartford Financial Services Group, Inc. (The)	394	28,317
Travelers Cos., Inc. (The)	284	47,195
WR Berkley Corp.	157	13,267

		428,741

Non-Renewable Energy — 3.4%
Baker Hughes Co.	836	22,940
Chevron Corp.	1,078	141,574
ConocoPhillips	1,494	132,398
Devon Energy Corp.	740	37,422
Exxon Mobil Corp.	3,690	280,292
Halliburton Co.	989	30,402
Hess Corp.	313	28,887
ONEOK, Inc.	499	30,279
Pioneer Natural Resources Co.	243	53,190
Schlumberger NV	1,579	61,692

		819,076

Personal Care, Drug & Grocery Stores — 2.9%
AmerisourceBergen Corp.	172	23,427
Church & Dwight Co., Inc.	289	29,666
Clorox Co. (The)	148	24,843
Colgate-Palmolive Co.	978	80,636
CVS Health Corp.	1,536	163,599
Kroger Co. (The)	850	37,052
Procter & Gamble Co. (The)	1,664	266,989
Spectrum Brands Holdings, Inc.	50	4,469
Sysco Corp.	582	45,483
Walgreens Boots Alliance, Inc.	821	40,853

		717,017

Personal Goods — 1.3%
Capri Holdings Ltd.*	67	4,025
Coty, Inc., Class A*	391	3,316
Estee Lauder Cos., Inc. (The), Class A	258	80,442
Hanesbrands, Inc.	390	6,279
NIKE, Inc., Class B	1,149	170,132
PVH Corp.	80	7,601
Ralph Lauren Corp.	51	5,653
Tapestry, Inc.	309	11,726
Under Armour, Inc., Class A*	119	2,241
VF Corp.	365	23,801

		315,216

Pharmaceuticals, Biotechnology & Marijuana Producers — 6.5%
AbbVie, Inc.	1,451	198,627
Amgen, Inc.	610	138,555
Biogen, Inc.*	168	37,968
Bristol-Myers Squibb Co.	2,119	137,502
Cardinal Health, Inc.	287	14,801
Charles River Laboratories International, Inc.*	49	16,158
Eli Lilly & Co.	769	188,705
Gilead Sciences, Inc.	1,415	97,182
Illumina, Inc.*	163	56,858
Incyte Corp.*	208	15,461
Johnson & Johnson	1,881	324,077
Merck & Co., Inc.	826	67,302
Moderna, Inc.*	80	13,546
Pfizer, Inc.	2,514	132,463
Regeneron Pharmaceuticals, Inc.*	113	68,771
Vertex Pharmaceuticals, Inc.*	292	70,971
Zoetis, Inc.	54	10,789

		1,589,736

Real Estate Investment & Services — 0.2%
CBRE Group, Inc., Class A*	376	38,104
Howard Hughes Corp. (The)*	51	4,912
Jones Lang LaSalle, Inc.*	56	14,044

		57,060

Real Estate Investment Trusts — 3.2%
Alexandria Real Estate Equities, Inc.	165	32,149
American Tower Corp.	93	23,390
AvalonBay Communities, Inc.	163	39,809
Boston Properties, Inc.	176	19,726
Brixmor Property Group, Inc.	333	8,445
Crown Castle International Corp.	406	74,099
Douglas Emmett, Inc.	183	5,713
Duke Realty Corp.	419	24,210
Equity Residential	415	36,823
Essex Property Trust, Inc.	73	24,272
First Industrial Realty Trust, Inc.	145	8,813
Healthpeak Properties, Inc.	607	21,470
Hudson Pacific Properties, Inc.	165	3,899
Iron Mountain, Inc.	323	14,832
Kilroy Realty Corp.	134	8,576
Kimco Realty Corp.	465	11,281
Prologis, Inc.	850	133,297
Public Storage	62	22,229
Realty Income Corp.	421	29,222
Regency Centers Corp.	190	13,632
SBA Communications Corp.	122	39,704
Simon Property Group, Inc.	367	54,022
SL Green Realty Corp.	73	5,277
UDR, Inc.	333	18,928
Ventas, Inc.	422	22,374
Vornado Realty Trust	197	8,079
Welltower, Inc.	470	40,716
Weyerhaeuser Co.	667	26,967

		771,954

Renewable Energy — 0.0%(a)
First Solar, Inc.*	124	9,719

Retailers — 7.3%
Advance Auto Parts, Inc.	72	16,669
Amazon.com, Inc.*	265	792,740
Best Buy Co., Inc.	281	27,898
Burlington Stores, Inc.*	39	9,240
CarMax, Inc.*	184	20,455
Costco Wholesale Corp.	293	148,003
Dick’s Sporting Goods, Inc.	66	7,616
Etsy, Inc.*	143	22,463
Home Depot, Inc. (The)	804	295,052
Lithia Motors, Inc., Class A	30	8,764

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Lowe’s Cos., Inc.	694	164,721
Qurate Retail, Inc., Series A	407	2,861
Target Corp.	564	124,323
TJX Cos., Inc. (The)	503	36,201
Tractor Supply Co.	129	28,162
Walmart, Inc.	482	67,388
Williams-Sonoma, Inc.	84	13,485

		1,786,041

Software & Computer Services — 17.0%
Adobe, Inc.*	382	204,103
Alphabet, Inc., Class A*	356	963,361
Amdocs Ltd.	146	11,080
ANSYS, Inc.*	98	33,321
Atlassian Corp. plc, Class A*	149	48,327
Autodesk, Inc.*	245	61,199
Cadence Design Systems, Inc.*	310	47,163
Citrix Systems, Inc.	139	14,170
Cognizant Technology Solutions Corp., Class A	593	50,654
Dell Technologies, Inc., Class C*	278	15,793
Dolby Laboratories, Inc., Class A	72	6,325
Globant SA*	44	11,228
International Business Machines Corp.	824	110,062
Intuit, Inc.	264	146,581
Meta Platforms, Inc., Class A*	1,264	395,961
Microsoft Corp.	4,512	1,403,142
NortonLifeLock, Inc.	620	16,126
Oracle Corp.	1,775	144,059
PTC, Inc.*	117	13,602
salesforce.com, Inc.*	785	182,614
Science Applications International Corp.	34	2,789
ServiceNow, Inc.*	218	127,700
Synopsys, Inc.*	160	49,680
Teradata Corp.*	118	4,760
VMware, Inc., Class A	213	27,366
Workday, Inc., Class A*	208	52,626
Zendesk, Inc.*	134	13,200

		4,156,992

Technology Hardware & Equipment — 12.0%
Advanced Micro Devices, Inc.*	1,239	141,556
Analog Devices, Inc.	373	61,161
Apple, Inc.	9,124	1,594,693
Applied Materials, Inc.	982	135,693
Broadcom, Inc.	138	80,852
Cirrus Logic, Inc.*	62	5,545
HP, Inc.	1,358	49,879
Intel Corp.	1,490	72,742
Lam Research Corp.	158	93,207
Micron Technology, Inc.	73	6,006
National Instruments Corp.	145	5,977
NVIDIA Corp.	1,583	387,613
QUALCOMM, Inc.	1,062	186,657
Teradyne, Inc.	183	21,490
Texas Instruments, Inc.	278	49,898
Xilinx, Inc.	277	53,613

		2,946,582

Telecommunications Equipment — 1.3%
Arista Networks, Inc.*	271	33,688
Ciena Corp.*	162	10,742
Cisco Systems, Inc.	3,753	208,930
CommScope Holding Co., Inc.*	213	2,000
Juniper Networks, Inc.	365	12,709
Motorola Solutions, Inc.	187	43,373

		311,442

Telecommunications Service Providers — 1.7%
AT&T, Inc.	3,909	99,680
Comcast Corp., Class A	2,025	101,230
Lumen Technologies, Inc.	1,218	15,054
Verizon Communications, Inc.	3,548	188,860

		404,824

Travel & Leisure — 2.1%
Booking Holdings, Inc.*	46	112,982
Chipotle Mexican Grill, Inc.*	31	46,053
McDonald’s Corp.	711	184,469
Starbucks Corp.	1,277	125,555
Yum China Holdings, Inc. (China)	62	2,986
Yum! Brands, Inc.	331	41,431

		513,476

Waste & Disposal Services — 0.5%
Clean Harbors, Inc.*	58	5,368
Republic Services, Inc.	249	31,788
Stericycle, Inc.*	107	6,285
Waste Management, Inc.	498	74,919

		118,360

TOTAL COMMON STOCKS (Cost $21,202,753)		24,457,357

SHORT-TERM INVESTMENTS — 0.2%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c) (Cost $42,400)	42,400	42,400

Total Investments — 100.1% (Cost $21,245,153)		24,499,757
Liabilities in Excess of Other Assets — (0.1%)		(12,469)

Net Assets — 100.0%		24,487,288

Percentages indicated are based on net assets.

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

JPMorgan Carbon Transition U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$24,499,757	$—	$—	$24,499,757

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$9,966	$219,760	$187,326	$—	$—	$42,400	42,400	$3	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.